UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22548

Wall Street EWM Funds Trust
 (Exact name of registrant as specified in charter)

55 E. 52nd Street
New York, NY  10055
 (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street
New York, NY  10055
 (Name and address of agent for service)

(800) 443-4693
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period:  June 30, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
June 30, 2018

EVERCORE EQUITY FUND
SHAREHOLDER LETTER

Dear Shareholders,

For the year to date through June 30th, the Evercore Equity Fund returned 7.16% versus the S&P 500 return of 2.65%.

Equity markets were up sharply in the beginning of the year only to reverse at the end of January and early February.  The S&P 500 was down just over 10% from its peak in January to its low in February.  The second quarter was calmer but punctuated by some big swings related to potential tariffs and other trade related issues.  The one constant for the year has been very strong earnings driven by changes in the tax code as well as solid economic growth.

For the YTD, the three holdings that contributed most to returns were Amazon, Mastercard and Adobe.  The three holdings that detracted from performance the most were Synchrony Financial, Thor Industries, and 3M.  All of the above companies are still held in the fund.

The Evercore Equity Fund added three new holdings during the first six months of the year; Applied Materials, Domino’s Pizza and Thor Industries.  The fund sold its positions in Allergan and NXP Semiconductors and trimmed several positions including Lamb Weston and United Health.  At June 30th, the fund had 38 holdings and $153 million of assets.

As mentioned above, during the second quarter, the rhetoric around tariffs and punitive trade action roiled the markets. While we believe the imposition of significant measures is potentially disruptive and in most cases unnecessary, earnings ultimately drive stock prices and they should continue to be quite strong.  Valuations are actually more attractive than they were at the beginning of the year as recent earnings growth has exceeded market returns.

Sincerely,

Timothy Evnin	Charles Ryan
Portfolio Manager	Portfolio Manager

Michael Seppelt
Portfolio Manager

This report must be preceded or accompanied by a prospectus.

Definitions: The S&P 500 Index is a market-capitalization weighted index that includes the 500 most widely held common stocks. It is not possible to invest directly in an index.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in smaller and medium capitalization companies, which involves additional risks such as limited liquidity and greater volatility than large capitalization companies. The Fund may invest in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Any tax information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and is not exhaustive. Investors must consult their tax advisor or legal counsel for advice on information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.  Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments section in this report for a full listing of the Fund’s holdings.

The Evercore Equity Fund is distributed by Quasar Distributors, LLC.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS – 97.5%

Chemicals – 2.7%
Celanese Corp.	36,970	$4,105,888

Containers & Packaging – 2.5%
WestRock Co.	67,240	3,834,025

Diversified – 1.9%
3M Co.	15,050	2,960,636

Electrical Equipment – 4.4%
A.O. Smith Corp.	54,200	3,205,930
Roper Industries, Inc.	12,950	3,573,034
		6,778,964
Energy Equipment & Services – 3.6%
Core Laboratories NV (a)	25,100	3,167,871
Schlumberger Ltd. (a)	34,520	2,313,876
		5,481,747
Financial Services – 13.9%
BlackRock, Inc.	6,410	3,198,846
East West Bancorp, Inc.	55,110	3,593,172
Mastercard, Inc.	32,040	6,296,501
Synchrony Financial	110,220	3,679,144
The Blackstone Group LP	143,590	4,619,290
		21,386,953
Food Products – 2.2%
Lamb Weston Holdings, Inc.	49,820	3,413,168

Forest Products – 2.7%
Weyerhaeuser Co. – REIT	113,760	4,147,690

Health Care Services – 7.3%
Thermo Fisher Scientific, Inc.	25,270	5,234,428
UnitedHealth Group, Inc.	24,540	6,020,643
		11,255,071
Insurance – 2.3%
Chubb Ltd. (a)	28,170	3,578,153

Leisure Products – 1.5%
Thor Industries, Inc.	24,250	2,361,707

Machinery – 1.7%
Welbilt, Inc. (b)	113,260	2,526,831

Office Equipment – 3.0%
Apple, Inc.	24,970	4,622,197

Property Management – 3.4%
CBRE Group, Inc. – Class A (b)	110,220	5,261,903

Restaurants – 2.1%
Domino’s Pizza, Inc.	11,500	3,244,955

Retail – 2.5%
TJX Companies, Inc.	40,000	3,807,200

Semiconductors – 5.1%
Applied Materials, Inc.	60,000	2,771,400
Texas Instruments, Inc.	45,500	5,016,375
		7,787,775
Services – 10.6%
Accenture PLC – Class A (a)	26,590	4,349,858
Alphabet, Inc. – Class A (b)	1,700	1,919,623
Alphabet, Inc. – Class C (b)	3,317	3,700,611
Amazon.com, Inc. (b)	3,750	6,374,250
		16,344,342
Software – 8.6%
Adobe Systems, Inc. (b)	19,940	4,861,572
Ansys, Inc. (b)	16,790	2,924,482
Microsoft Corp.	55,310	5,454,119
		13,240,173
Specialty Retail – 12.9%
Alibaba Group
Holding Ltd. – (a)(b)	15,470	2,870,149
AutoNation, Inc. (b)	53,600	2,603,888
AutoZone, Inc. (b)	5,200	3,488,836
Dorman Products, Inc. (b)	43,000	2,937,330
Home Depot, Inc.	25,270	4,930,177
Nike, Inc. – Class B	37,250	2,968,080
		19,798,460
Telecommunications – 2.6%
American Tower Corp. – REIT	27,110	3,908,449
TOTAL COMMON STOCKS
(Cost $82,592,412)		149,846,287

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
SCHEDULE OF INVESTMENTS (continued)
June 30, 2018 (Unaudited)

	Shares	Value
SHORT TERM INVESTMENT – 2.4%
Invesco Government &
Agency Portfolio,
Institutional Class, 1.80% (c)	3,771,244	$3,771,244
SHORT TERM INVESTMENT
(Cost $3,771,244)		3,771,244

TOTAL INVESTMENTS
(Cost $86,363,656) – 99.9%		153,617,531
Other Assets in Excess
of Liabilities – 0.1%		82,287
TOTAL NET
ASSETS – 100.0%		$153,699,818

(a)	Foreign Domiciled
(b)	Non-income producing security
(c)	The rate shown is the annualized seven day effective yield as of June 30, 2018.
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2018 (Unaudited)

ASSETS:
Investments, at value (cost $86,363,656)	$153,617,531
Receivable for fund shares sold	144,326
Dividends receivable	79,417
Interest receivable	5,940
Prepaid expenses	21,511
Total Assets	153,868,725
LIABILITIES:
Payable for fund shares redeemed	13,843
Investment advisory fee payable (Note 4)	93,040
Accrued expenses and other payables	62,024
Total Liabilities	168,907
NET ASSETS	$153,699,818

NET ASSETS CONSIST OF:
Capital Stock	$84,852,769
Net unrealized appreciation
on investments	67,253,875
Undistributed net investment income	206,017
Undistributed net realized
gain on investments	1,387,157
TOTAL NET ASSETS	$153,699,818
Shares outstanding (unlimited shares
authorized, no par value)	8,279,891
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	$18.56

EVERCORE EQUITY FUND
STATEMENT OF OPERATIONS
For the six months ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividend and interest income	$897,299
Less: foreign taxes withheld	(4,221)
Total investment income	893,078

EXPENSES:
Investment advisory fees (Note 4)	563,208
Fund administration and accounting fees	87,502
Legal fees	33,172
Transfer agent fees and expenses	20,120
Trustees’ fees and expenses (Note 4)	19,328
Federal and state registration fees	15,223
Insurance expense	10,758
Audit and tax fees	7,681
Custody fees	3,687
Reports to shareholders	3,643
Miscellaneous expenses	10
Total expenses before
expense reimbursement	764,332
Expenses reimbursed by Adviser (Note 4)	(13,388)
Net expenses	750,944
NET INVESTMENT INCOME	142,134

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investment transactions	1,893,643
Change in unrealized appreciation
on investments	8,209,783
Net realized and unrealized
gain on investments	10,103,426
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$10,245,560

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months	Year
	Ended	Ended
	June 30,	December 31,
	2018	2017
	Unaudited

OPERATIONS:
Net investment income	$142,134	$149,750
Net realized gain on
investment transactions	1,893,643	2,740,173
Change in unrealized
appreciation
on investments	8,209,783	26,004,478
Net increase in
net assets resulting
from operations	10,245,560	28,894,401

CAPITAL SHARE
TRANSACTIONS:
Proceeds from shares sold	7,798,821	11,287,018
Cost of shares redeemed	(7,425,121)	(11,219,526)
Reinvested distributions	—	2,089,887
Net increase in net assets
resulting from capital
share transactions	373,700	2,157,379

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income	—	(419,178)
Net realized gain	—	(2,167,654)
Total distributions
to shareholders	—	(2,586,832)

TOTAL INCREASE IN
NET ASSETS	10,619,260	28,464,948

NET ASSETS:
Beginning of period	143,080,558	114,615,610
End of period	$153,699,818	$143,080,558

UNDISTRIBUTED NET
INVESTMENT
INCOME	$206,017	$63,883

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2018 (Unaudited)

1. Organization
The Evercore Equity Fund (the “Fund”) is the sole series of Wall Street EWM Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 12, 2011. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund is a diversified series with its own investment objectives and policies within the Trust. The Fund seeks to produce growth of capital by investing principally in a diversified portfolio of common stocks. As a secondary objective, the Fund seeks realization of current income through the receipt of interest or dividends from investments by investing in dividend paying securities.  The Fund is the successor in interest to The Wall Street Fund, Inc. (the “Predecessor Fund”). On September 15, 2014, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund into the Fund, and effective as of the close of business on October 1, 2014, the assets and liabilities of the Predecessor Fund were transferred to the Fund in exchange for shares of the Fund.  Prior, to the reorganization, the Fund had no assets or operations.  Since the Fund’s investment objectives and policies are the same in all material respects as the Predecessor Fund’s, and since the Fund has engaged Evercore Wealth Management, LLC (the “Adviser”), the investment adviser that previously provided services to the Predecessor Fund, the Fund has adopted the prior performance and financial history of the Predecessor Fund.  On March 1, 2016, the Fund’s name changed from “The Wall Street Fund” to “Evercore Equity Fund.”  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services – Investment Companies.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates and assumptions.

(a) Investment Valuation – Securities which are traded on a national stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on the over-the-counter

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

market and listed securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Debt securities are valued at the mean price furnished by a national pricing service, subject to review by the Fund’s investment adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price. Investments in open-end mutual funds (other than exchange-traded funds) are valued at their respective net asset values on the valuation date.  Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Fund’s investment adviser pursuant to procedures approved by and under supervision of the Fund’s Board of Trustees.

GAAP requires disclosures regarding the valuation inputs and techniques used to measure fair value and any changes in such valuation inputs and techniques. The various inputs used in determining the value of each of the Fund’s investments are summarized in the following three broad categories:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of June 30, 2018, the Fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Common
Stocks*	$149,846,287	$—	$—	$149,846,287
Short-Term
Investment	3,771,244	—	—	3,771,244
Total
Investments	$153,617,531	$—	$—	$153,617,531

*  Please refer to the Schedule of Investments for further industry breakout.

Transfers between levels are recognized at the end of the reporting period. During the six months ended June 30, 2018, the Fund did not have any transfers between valuation levels or invest in any Level 3 securities.

(b) Federal Income and Excise Taxes – The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is recorded.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund is not subject to examination by U.S. tax authorities for tax years prior to the period ended December 31, 2014.

(c) Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gain, if any, will be declared and paid at least annually.  Distributions to shareholders are recorded on the ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(d) Securities Transactions and Investment Income – Investment transactions are recorded on the trade date for financial statement purposes. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Acquisition and market discounts and premiums are amortized over the life of the security. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations.

Distributions received from the Fund’s investments in real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”) may be characterized as ordinary income, net capital gain, or a return of capital.  The proper characterization of REIT and MLP distributions is generally not known until after the end of each calendar year.  The Fund must use estimates in reporting the character of their income and distributions for financial statement purposes.  Due to the nature of REIT and MLP investments, a portion of

EVERCORE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS (continued)
June 30, 2018 (Unaudited)

the distributions received by the Fund’s shareholders may represent a return of capital. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets, results of operations or net asset value per share.

3. Investment Transactions
The aggregate purchases and sales of securities for the six months ended June 30, 2018, excluding short-term investments, were $10,102,082 and $8,053,370, respectively. There were no purchases or sales of long-term U.S. government securities.

4. Investment Adviser
The Fund has entered into an Investment Advisory Agreement with Evercore Wealth Management, LLC (the “Adviser”), with whom certain trustees and officers of the Fund are also officers and directors of the investment adviser. Pursuant to this Agreement, the Adviser is entitled to receive a management fee, calculated daily and payable monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its fees and/or reimburse the Fund for any expenses (excluding taxes, interest, brokerage fees, acquired fund fees and expenses, if any, and extraordinary expenses) to the extent necessary to ensure that the total annual operating expenses do not exceed 1.00% of the Fund’s average daily net assets.  The Adviser has the right to receive reimbursement for fee reductions and/or expense payments made in the prior three years provided that after giving effect to such reimbursement, the total annual fund operating expenses after fee waivers and/or expense reimbursements do not exceed 1.00% of average daily net assets in the year of recoupment.  As of June 30, 2018, the Adviser did not recoup any previously waived expenses. This expense limitation agreement will continue in effect until April 30, 2019. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
June 2019	$57,721
June 2020	$65,658
June 2021	$55,322

Mr. Frederick Taylor serves as an Interested Trustee on the Board of Trustees as that term is defined in Section 2(a)(19) of the 1940 Act because of his association with the Adviser. For his services as Trustee, Mr. Taylor receives an annual fee of $15,000 from the Fund.

5. Shares of Common Stock
Transactions in shares of common stock were as follows:
	Six Months Ended	Year Ended
	June 30, 2018	December 31, 2017
Shares Sold	429,878	714,888
Shares Redeemed	(411,402)	(722,312)
Shares Reinvested	—	120,108
Net Increase	18,476	112,684
Shares Outstanding:
Beginning of Period	8,261,415	8,148,731
End of Period	8,279,891	8,261,415

6. Tax Information
As of December 31, 2017, the Fund’s most recently completed fiscal year end, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	$84,760,354
Gross unrealized appreciation	$61,130,648
Gross unrealized depreciation	(2,764,068)
Net unrealized appreciation	58,366,580
Undistributed ordinary income	66,533
Undistributed long-term capital gain	168,376
Total distributable earnings	234,909
Total accumulated earnings	$58,601,489

The basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales and partnership basis adjustments.

There were no distributions paid during the six months ended June 30, 2018.

The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary Income	$453,876	$338,236
Long Term Capital Gain	$2,132,956	$—

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward and offset such losses against any future realized capital gains. At December 31, 2017, the Fund did not have any capital loss carryovers.  During the year ended December 31, 2017, the Fund utilized $185,404 and $249,009 in short-term and long-term capital loss carryovers, respectively.

7. Guarantees and Indemnifications
In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

THE EVERCORE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected per share data is based on a share of common stock outstanding throughout each period

	Six Months
	Ended
	June 30,	Year Ended December 31,
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
	(Unaudited)
Per Share Data:
Net asset value,
beginning of period	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99	$8.93	$7.76	$5.79	$9.88
Income from investment operations:
Net investment income (loss)(1)	0.02	0.02	0.02	0.04	0.02	0.02	0.01	0.04	(0.01)	(0.02)	(0.02)
Net realized and unrealized
gain (loss) on investments	1.22	3.55	0.69	(0.37)	2.07	3.68	0.87	0.02	1.18	1.99	(4.01)
Total from investment operations	1.24	3.57	0.71	(0.33)	2.09	3.70	0.88	0.06	1.17	1.97	(4.03)
Less distributions:
Distributions from
net investment income	—	(0.05)	(0.03)	(0.04)	(0.02)	(0.03)	(0.03)	—	—	—	—
Distributions from net realized
gains from security transactions	—	(0.27)	(0.01)	(0.62)	(0.91)	(0.28)	—	—	—	—	(0.06)
Total distributions	—	(0.32)	(0.04)	(0.66)	(0.93)	(0.31)	(0.03)	—	—	—	(0.06)
Net asset value, end of period	$18.56	$17.32	$14.07	$13.40	$14.39	$13.23	$9.84	$8.99	$8.93	$7.76	$5.79
Total return	7.16%	25.35%	5.31%	(2.30%)	15.74%	37.65%	9.77%	0.67%	15.08%	34.02%	(41.02%)
Supplemental data and ratios:
Net assets, end of period (in 000’s)	$153,700	$143,081	$114,616	$109,354	$97,184	$78,048	$54,216	$28,051	$20,394	$12,209	$10,594
Ratio of operating expenses to
average net assets,
before reimbursements	1.02%	1.06%	1.07%	1.07%	1.29%	1.25%	1.32%	1.47%	2.08%	1.98%	1.76%
Ratio of operating expenses to
average net assets,
net of reimbursements	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.63%	1.95%	1.76%
Ratio of net investment income (loss)
to average net assets,
before reimbursements	0.17%	0.06%	0.08%	0.27%	(0.14%)	(0.10%)	0.05%	(0.04%)	(0.64%)	(0.34%)	(0.22%)
Ratio of net investment income
(loss) to average net assets,
net of reimbursements	0.19%	0.12%	0.16%	0.34%	0.15%	0.15%	0.37%	0.43%	(0.19%)	(0.31%)	(0.22%)
Portfolio turnover rate	5.52%	10.73%	22.60%	23.52%	21.53%	36.65%	84.10%	88.29%	42.58%	49.44%	58.78%
__________

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

The accompanying notes are an integral part of these financial statements.

EVERCORE EQUITY FUND
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2018 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 to June 30, 2018.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	1/1/18 –
	1/1/18	6/30/18	6/30/18
Actual(2)	$1,000.00	$1,071.60	$5.14

Hypothetical (5% return
before expenses)	1,000.00	1,019.84	5.01

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.00% for the six-months ended June 30, 2018, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended June 30, 2018 of 7.16%.

EVERCORE EQUITY FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
June 30, 2018 (Unaudited)

ADDITIONAL INFORMATION
June 30, 2018 (Unaudited)

Availability of Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 443-4693 or by accessing the Fund’s website at www.evercorewealthfunds.com and the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at (800) 443-4693. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.evercorewealthfunds.com on a monthly basis.

TRUSTEES
Frederick Taylor, Chairman
Laird I. Grant
Katharine Plourde

OFFICERS
Frederick Taylor, President
Ruth Calaman, Executive Vice President,
  Secretary & Chief Compliance Officer
Bill Rouse,
  Executive Vice President & Treasurer

INVESTMENT ADVISOR
Evercore Wealth Management, LLC.
55 E. 52nd Street
23rd Floor
New York, New York 10055

CUSTODIAN
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT &
SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
P.O. Box 701
Milwaukee, Wisconsin 53201

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

DISTRIBUTOR
Quasar Distributors, LLC
777 E. Wisconsin Ave.
Milwaukee, Wisconsin 53202

EVERCORE EQUITY FUND
55 E. 52nd Street
23rd Floor
New York, New York 10055
(800) 443-4693
http://www.evercorewealthfunds.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                          Wall Street EWM Funds Trust

By (Signature and Title)*                   /s/ Frederick Taylor
Frederick Taylor, President

Date     September 5, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/Frederick Taylor
Frederick Taylor, President

Date     September 5, 2018

By (Signature and Title)*                   /s/ Bill Rouse
Bill Rouse, Treasurer

Date     September 5, 2018

* Print the name and title of each signing officer under his or her signature.